Earnings per share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Earnings/ (loss) per share :
Net income	$ 444,088	$ 116,013
Less: Non-vested common stock dividends declared and undistributed earnings	(1,297)	(477)
Income/ (loss) attributable to common stockholders	$ 442,791	$ 115,536
Weighted-average number of outstanding shares (denominator)	111,726,952	134,927,763
Basic and diluted EPS attributable to common stockholders	$ 3.96	$ 0.86